Intangible Assets	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Intangible Assets
Intangible Assets

2019	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2018	£33,562	£3,658	£134	£37,354
Additions	—	1,315	—	1,315
Disposals	—	(86)	—	(86)
Effect of foreign exchange translations	878	(2)	5	881
At 30 June 2019	£34,440	£4,885	£139	£39,464

Amortisation
At 1 July 2018	£5,786	£662	£119	£6,567
Charge for the year	3,455	427	15	3,897
Disposals	—	(86)	—	(86)
Effect of foreign exchange translations	173	(2)	5	176
At 30 June 2019	£9,414	£1,001	£139	£10,554
Net book value
At 30 June 2019	£25,026	£3,884	£—	£28,910

2018	Client relationship £’000	Software and licences £’000	Non-Compete Agreement £’000	Total £’000
Cost
At 1 July 2017	£17,603	£1,819	£137	£19,559
Additions	—	1,827	—	1,827
Acquisition of subsidiary / business	15,214	22	—	15,236
Disposals	—	(13)	—	(13)
Effect of foreign exchange translations	745	3	(3)	745
At 30 June 2018	£33,562	£3,658	£134	£37,354

Amortisation
At 1 July 2017	£3,058	£397	£75	£3,530
Charge for the year	2,611	257	44	2,912
Impairment	—	19	—	19
Disposals	—	(13)	—	(13)
Effect of foreign exchange translations	117	2	—	119
At 30 June 2018	£5,786	£662	£119	£6,567
Net book value
At 30 June 2018	£27,776	£2,996	£15	£30,787